UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM 13F-HR

                              FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:  June  30, 2010


Check here if Amendment [  ]; Amendment Number:   __
     This Amendment (Check only one.): [     ] is a restatement.
                                           [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        Socratic Fund Management, L.P.
Address:     101 JFK Parkway
             Short Hills, NJ  07078


Form 13F File Number: 28-06377

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:        Jonathan W. Gibson
Title:       Managing Member of the reporting Manager's General Partner
Phone:       (973) 921-4700


      Signature                         Place                    Date of Signing
/s/ Jonathan W. Gibson             Short Hills, NJ                July 30, 2010


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                       FORM 13F-HR SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:            14

Form 13F Information Table Value Total:            $ 86,119
                                                  (thousands)




List of Other Included Managers:                   None

                                       Title              Value    Share/
                                       of                 X        Prn      Share/  Put/  Investment  Other     Voting Authority
Name of Issuer                         Class  Cusip       $1000    Amount   Prn     Call  Discretion  Managers  Sole Shared None
--------------------------------------------------------------------------------------------------------------------------------
APACHE CORP. CMN                       COM     037411105   4,210     50,000  SH             SOLE      No         X
CANADIAN NATURAL RESOURCES CMN         COM     136385101   9,969    300,000  SH             SOLE      No         X
CONTINENTAL RESOURCES, INC CMN         COM     212015101   8,924    200,000  SH             SOLE      No         X
DENBURY RESOURCES INC CMN              COM     247916208   7,320    500,000  SH             SOLE      No         X
KEY ENERGY SERVICES INC CMN            COM     492914106   3,672    400,000  SH             SOLE      No         X
NEXEN INC. CMN                         COM     65334H102   9,835    500,000  SH             SOLE      No         X
PETROHAWK ENERGY CORPORATION CMN       COM     716495106   3,394    200,000  SH             SOLE      No         X
PIONEER DRILLING CO. CMN               COM     723655106   5,670  1,000,000  SH             SOLE      No         X
PLAINS EXPL & PROD CO LP CMN           COM     726505100   4,122    200,000  SH             SOLE      No         X
RANGE RESOURCES CORPORATION CMN        COM     75281A109   4,015    100,000  SH             SOLE      No         X
SUNCOR ENERGY INC. CMN                 COM     867224107  14,720    500,000  SH             SOLE      No         X
CALL/SU        @  40 EXP 01/222/2011   CALL    867224907     174    250,000  SH   CALL      SOLE      No                      X
NABORS INDUSTRIES LTD. CMN             COM     G6359F103   3,524    200,000  SH             SOLE      No         X
WEATHERFORD INTERNATIONAL LTD CMN      COM     H27013103   6,570    500,000  SH             SOLE      No         X
                                                         --------

                                                          86,119